UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05809

        Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Performance Plus Municipal Fund, Inc. (NPP)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 1.6%

$3,615	Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds, Series 1994A, 6.750%,	8/05 at 100.00	AAA	$ 3,807,933
	8/15/17 (Pre-refunded to 8/15/05) - AMBAC Insured

	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
3,640	5.625%, 2/01/22 (Pre-refunded to 2/01/07) - FGIC Insured	2/07 at 101.00	AAA	3,957,881
1,435	5.625%, 2/01/22 - FGIC Insured	2/07 at 101.00	AAA	1,531,776
1,505	5.375%, 2/01/27 - FGIC Insured	2/07 at 100.00	AAA	1,550,526
3,820	5.375%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured	2/07 at 100.00	AAA	4,094,543

	Arizona - 1.4%

1,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/22	7/12 at 100.00	AAA	1,053,890

	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B:
5,365	5.750%, 7/01/15 (Alternative Minimum Tax) - FGIC Insured	7/12 at 100.00	AAA	5,933,046
5,055	5.750%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured	7/12 at 100.00	AAA	5,582,691

	Arkansas - 0.5%

5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 -	5/13 at 100.00	A	4,894,478
	ACA Insured

	California - 13.4%

3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	2,294,320
	2004A, 0.000%, 10/01/25 - AMBAC Insured

11,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement	No Opt. Call	AAA	4,850,890
	Project, Series 1997C, 0.000%, 9/01/20 - FSA Insured

2,000	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West,	3/13 at 100.00	A	1,879,900
	Series 2003A, 5.000%, 3/01/33

6,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 - AMBAC Insured	No Opt. Call	AAA	7,549,735

4,500	California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34	2/09 at 100.00	A3	4,435,155

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15	5/12 at 101.00	A2	4,468,840
2,750	5.375%, 5/01/22	5/12 at 101.00	A2	2,872,705

6,925	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System	6/06 at 100.00	AAA	6,942,105
	Subordinated Revenue Refunding Bonds, Series 1996, 4.750%, 6/01/21 - FGIC Insured

10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	9,024,800
	Series 2003A-1, 6.750%, 6/01/39

1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%,	12/04 at 101.00	AAA	1,023,340
	12/01/23 - AMBAC Insured

13,450	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AAA	17,210,755
	Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 - MBIA Insured

20,420	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding	No Opt. Call	AAA	22,819,963
	Bonds, Series 1991A, 7.150%, 2/01/10

2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage Revenue	No Opt. Call	AAA	3,134,007
	Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax)

10,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project,	8/05 at 102.00	AAA	10,608,000
	Series 1995, 5.500%, 8/01/15 (Pre-refunded to 8/01/05) - MBIA Insured

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/09 at 101.00	AAA	2,016,880
	Second Series 1999, Issue 23B, 5.125%, 5/01/30 - FGIC Insured

2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/11 at 100.00	AAA	2,028,320
	Airport, Second Series 2001, Issue 27B, 5.125%, 5/01/26 - FGIC Insured

15,745	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	AAA	19,493,885
	Bonds, Series 1997A, 7.200%, 2/01/16 - MBIA Insured

	Colorado - 2.1%

3,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak to Peak	8/14 at 100.00	AAA	3,052,650
	Charter School, Series 2004, 5.250%, 8/15/34 - XLCA Insured

3,360	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives, Series	9/11 at 100.00	AA	3,444,706
	2001, 5.250%, 9/01/21

5,875	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1997E, 5.250%, 11/15/23 -	11/07 at 101.00	AAA	6,133,030
	MBIA Insured

10,000	E-470 Public Highway Authority, Colorado, Revenue Bonds, Senior Series 1997B, 0.000%, 9/01/21 -	No Opt. Call	AAA	4,139,000
	MBIA Insured

10,000	E-470 Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2000B, 0.000%, 9/01/32 -	No Opt. Call	AAA	2,046,000
	MBIA Insured

	District of Columbia - 1.3%

5,590	District of Columbia, General Obligation Bonds, Series 1999B, 5.500%, 6/01/13 - FSA Insured	6/09 at 101.00	AAA	6,127,031

6,720	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	6,126,758
	2001, 6.250%, 5/15/24

	Florida - 4.6%

1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment	5/12 at 102.00	AA	1,771,349
	Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured

	Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue Bonds, Venice
	Homes Apartments Project, Series 2001A:
1,545	5.700%, 1/01/32 (Alternative Minimum Tax) - FSA Insured	7/11 at 100.00	AAA	1,558,874
1,805	5.800%, 1/01/36 (Alternative Minimum Tax) - FSA Insured	7/11 at 100.00	AAA	1,828,573

3,530	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/10 at 100.00	AAA	3,676,354
	1/01/22 (Alternative Minimum Tax) - FSA Insured

10,050	Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay	6/10 at 101.00	AA+	11,055,804
	Refunding Bonds, Series 1999D, 5.750%, 6/01/22

7,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series	10/13 at 100.00	AAA	7,377,020
	2003A, 5.250%, 10/01/17 (Alternative Minimum Tax) - MBIA Insured

10,750	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/04 at 102.00	BBB-	11,037,133
	Indiantown Cogeneration LP Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

2,570	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Country	6/11 at 100.00	AAA	2,658,459
	Club Villas II Project, Series 2001-1A, 5.850%, 1/01/37 (Alternative Minimum Tax) - FSA Insured

1,500	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Refunding Bonds,	10/04 at 101.00	Aa1	1,524,360
	Series 1994A, 5.000%, 10/01/20 (Pre-refunded to 10/01/04)

	Georgia - 3.2%

4,920	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	5,553,696
	(Pre-refunded to 1/01/10) - FGIC Insured

5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 - FGIC	No Opt. Call	AAA	5,614,250
	Insured

2,000	George L. Smith II World Congress Center Authority, Georgia, Revenue Refunding Bonds, Domed	7/10 at 101.00	AAA	2,116,360
	Stadium Project, Series 2000, 5.500%, 7/01/20 (Alternative Minimum Tax) - MBIA Insured

15,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	11/09 at 101.00	AA	15,808,500
	1999A, 5.500%, 11/01/25

	Idaho - 0.2%

965	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000G-2, 5.950%,	7/10 at 100.00	Aa2	1,004,864
	7/01/25 (Alternative Minimum Tax)

1,075	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.200%,	1/10 at 100.00	A1	1,133,394
	7/01/14 (Alternative Minimum Tax)

	Illinois - 19.3%

3,000	Chicago, Illinois, General Obligation Bonds, Library Projects, Series 1997, 5.750%, 1/01/17 - FGIC	1/08 at 102.00	AAA	3,297,090
	Insured

	Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement Project,
	Series 1999:
32,170	0.000%, 1/01/21 - FGIC Insured	No Opt. Call	AAA	13,894,545
32,670	0.000%, 1/01/22 - FGIC Insured	No Opt. Call	AAA	13,230,697

10,000	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax	No Opt. Call	AAA	4,658,200
	General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/19 - FGIC Insured

10,000	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax	No Opt. Call	AAA	4,378,500
	General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/20 - FGIC Insured

9,145	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 - MBIA Insured	1/07 at 101.00	AAA	9,385,056

	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	4,001,600
15,285	0.000%, 11/01/19	No Opt. Call	AAA	7,196,637

3,500	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Commonwealth	3/05 at 102.00	AAA	3,666,110
	Edison Company Project, Series 1994D, 6.750%, 3/01/15 - AMBAC Insured

3,085	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/09 at 101.00	A-	3,178,198
	Series 1999, 5.250%, 8/15/15

4,580	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center IX Inc., Series 2000,	8/10 at 102.00	Aaa	4,876,005
	6.250%, 8/20/35

3,000	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%,	7/13 at 100.00	A-	3,157,380
	7/01/33

4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai Health	8/13 at 100.00	AAA	3,910,960
	System, Series 2003, 5.150%, 2/15/37

4,415	Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital Project,	1/05 at 100.00	BB+	4,415,574
	Series 1991, 7.375%, 1/01/23

5,000	Community Unit School District No. 300, Counties of Kane, McHenry, Cook and DeKalb, Illinois,	12/11 at 100.00	AAA	5,468,500
	General Obligation Bonds, Series 2000, 5.500%, 12/01/19 - MBIA Insured

3,700	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series 1999A,	11/09 at 100.00	A2	3,776,590
	7.000%, 11/01/29 (Alternative Minimum Tax)

6,000	McHenry County, Illinois, Conservation District General Obligation Bonds, Series 2001A, 5.625%,	2/11 at 100.00	AAA	6,559,920
	2/01/21 - FGIC Insured

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding
	Bonds, Series 1996A:
9,400	0.000%, 12/15/18 - MBIA Insured	No Opt. Call	AAA	4,668,792
16,570	0.000%, 12/15/20 - MBIA Insured	No Opt. Call	AAA	7,280,361
23,550	0.000%, 12/15/22 - MBIA Insured	No Opt. Call	AAA	9,077,583
13,000	0.000%, 12/15/24 - MBIA Insured	No Opt. Call	AAA	4,381,130

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding
	Bonds, Series 1998A:
5,180	5.500%, 12/15/23 - FGIC Insured	No Opt. Call	AAA	5,755,602
5,100	5.500%, 12/15/23 - FGIC Insured	No Opt. Call	AAA	5,694,609

10,650	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Hospitality Facilities Revenue	No Opt. Call	AAA	13,620,605
	Bonds, Series 1996A, 7.000%, 7/01/26

17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	20,494,907
	General Obligation Bonds, Series 1999, 5.750%, 6/01/23 - FSA Insured

6,090	Sherman, Illinois, GNMA Mortgage Revenue Refunding Bonds, Villa Vianney, Series 1999A, 6.450%,	10/09 at 102.00	AAA	6,511,733
	10/01/29

	Indiana - 6.0%

2,465	Danville Multi-School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series 2001,	7/11 at 100.00	AAA	2,639,522
	5.250%, 7/15/18 - AMBAC Insured

14,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	14,355,460
	Group, Series 2000A, 5.500%, 2/15/30 - MBIA Insured

	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Incorporated
	Obligated Group, Series 1997:
15,380	5.250%, 7/01/17 - MBIA Insured	7/07 at 101.00	AAA	16,730,825
2,250	5.250%, 7/01/22 - MBIA Insured	7/07 at 101.00	AAA	2,392,628
4,320	5.250%, 7/01/22 - MBIA Insured	7/07 at 101.00	AAA	4,593,845

8,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000, 5.375%, 12/01/25	12/10 at 100.00	Aa2	8,324,000

5,730	Michigan City School Building Corporation, Indiana, First Mortgage Bonds, Series 1994A, 6.125%,	12/04 at 102.00	AAA	5,946,422
	12/15/09 (Pre-refunded to 12/15/04) - AMBAC Insured

	Iowa - 0.4%

5,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,	6/11 at 101.00	BBB	3,822,700
	5.600%, 6/01/35

	Kansas - 1.3%

3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23	3/14 at 100.00	AA+	3,890,018

5,790	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	5,278,280
	2000, 3.500%, 9/01/17

3,200	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2001,	9/11 at 100.00	AAA	2,969,024
	4.000%, 9/01/21 - FSA Insured

	Kentucky - 0.4%

3,700	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System	5/07 at 101.00	AAA	4,035,109
	Revenue Bonds, Series 1997A, 6.250%, 5/15/26 - MBIA Insured

	Louisiana - 6.3%

2,125	East Baton Rouge Mortgage Finance Authority, Louisiana, Single Family Mortgage Revenue Refunding	10/07 at 102.00	Aaa	2,195,677
	Bonds, GNMA/FNMA Mortgage-Backed Securities Program, Series 1997B-1, 5.750%, 10/01/26

4,000	Lafayette, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 (WI, settling 8/10/04) -	11/14 at 100.00	AAA	4,182,040
	MBIA Insured

35,700	Louisiana Stadium and Exposition District, Hotel Occupancy Tax Bonds, Series 1996, 5.750%, 7/01/26	7/06 at 102.00	AAA	38,170,440
	(Pre-refunded to 7/01/06) - FGIC Insured

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
10,000	5.500%, 5/15/30	5/11 at 101.00	BBB	8,433,200
6,250	5.875%, 5/15/39	5/11 at 101.00	BBB	5,106,625

	Maine - 0.6%

5,680	Portland, Maine, General Airport Revenue Bonds, Series 2003A, 5.000%, 7/01/32 - FSA Insured	7/13 at 100.00	AAA	5,685,850

	Maryland - 2.7%

1,130	Maryland Community Development Administration, Residential Revenue Bonds, Series 2000H, 5.800%,	9/10 at 100.00	Aa2	1,163,685
	9/01/32 (Alternative Minimum Tax)

7,720	Maryland Transportation Authority, Baltimore-Washington International Airport Parking Revenue	3/12 at 101.00	AAA	7,936,932
	Bonds, Series 2002B, 5.125%, 3/01/20 (Alternative Minimum Tax) - AMBAC Insured

7,475	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing	1/05 at 102.00	Aa2	7,609,401
	Revenue Bonds, Series 1994A, 6.250%, 7/01/28

7,090	Takoma Park, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Washington	No Opt. Call	AAA	8,400,870
	Adventist Hospital Project, Series 1995, 6.500%, 9/01/12 - FSA Insured

	Massachusetts - 3.1%

1,630	Massachusetts Educational Financing Authority, Student Loan Revenue Refunding Bonds, Series 2000G,	12/09 at 101.00	AAA	1,706,496
	5.700%, 12/01/11 (Alternative Minimum Tax) - MBIA Insured

	Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds,
	Series 1987A:
35	8.750%, 7/01/18 (Pre-refunded to 1/01/05)	1/05 at 100.00	Aaa	36,068
35	8.750%, 7/01/18 (Pre-refunded to 7/01/05)	7/05 at 100.00	Aaa	37,277

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
1,255	5.250%, 1/01/22 - FGIC Insured	1/13 at 100.00	AAA	1,376,032
3,745	5.250%, 1/01/22 (Pre-refunded to 1/01/13) - FGIC Insured	1/13 at 100.00	AAA	4,106,168

890	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.250%, 11/01/30	11/12 at 100.00	Aa2	980,629
	(Pre-refunded to 11/01/12)

	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment,
	M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 - MBIA Insured	2/12 at 100.00	AAA	4,044,160
5,625	5.125%, 2/01/34 - MBIA Insured	2/12 at 100.00	AAA	5,663,981

1,420	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Southcoast Health System	7/08 at 101.00	Aaa	1,362,107
	Obligated Group, Series 1998A, 4.750%, 7/01/27 - MBIA Insured

8,500	Route 3 North Transportation Improvements Association, Commonwealth of Massachusetts Lease Revenue	6/10 at 100.00	AAA	9,477,415
	Bonds, Series 2000, 5.375%, 6/15/33 (Pre-refunded to 6/15/10) - MBIA Insured

	Michigan - 6.6%

17,000	Birmingham City School District, Oakland County, Michigan, School Building and Site Bonds, Series	11/07 at 100.00	AAA	16,900,380
	1998, 4.750%, 11/01/24 - FSA Insured

3,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series 1997A, 5.000%,	7/07 at 101.00	AAA	3,078,060
	7/01/21 - MBIA Insured

3,785	Grand Rapids Housing Corporation, Michigan, FHA-Insured Section 8 Multifamily Mortgage Loan Revenue	1/05 at 103.00	AAA	3,935,794
	Refunding Bonds, Series 1992, 7.375%, 7/15/41

4,030	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds, Portage	8/08 at 100.00	AAA	4,078,723
	Health System Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured

1,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001-I,	10/11 at 100.00	AA	1,013,510
	5.000%, 10/15/24

5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003-II,	10/13 at 100.00	AAA	5,016,100
	5.000%, 10/15/29 - MBIA Insured

7,115	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1	7,459,224
	System, Series 2003A, 5.500%, 3/01/16

5,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	AAA	5,504,750
	Health Corporation, Series 1993P, 5.375%, 8/15/14 - MBIA Insured

3,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	3,084,690
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 (Alternative Minimum Tax) - MBIA
	Insured

10,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 1998A, 5.375%,	12/08 at 101.00	AAA	10,631,400
	12/01/16 (Alternative Minimum Tax) - MBIA Insured

	Minnesota - 6.4%

7,475	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Mortgage Loan	2/12 at 102.00	Aaa	7,711,584
	Multifamily Senior Housing Revenue Bonds, Wingate Project, Series 2002A, 5.625%, 8/20/43

250	Dakota County Housing and Redevelopment Authority, Minnesota, FNMA Collateralized Single Family	10/04 at 102.00	AAA	255,240
	Mortgage Revenue Bonds, Series 1994A, 6.900%, 10/01/27 (Alternative Minimum Tax)

3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	3,082,890
	Bonds, Series 2001C, 5.250%, 1/01/26 - FGIC Insured

18,020	Plymouth, Minnesota, GNMA Collateralized Mortgage Loan Senior Housing Revenue Bonds, Regent at	3/12 at 105.00	Aaa	18,461,490
	Plymouth Project, Series 2002A, 4.090%, 9/20/43

21,860	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	26,902,228
	Civic Center Project, Series 1996, 7.100%, 11/01/23 - FSA Insured

1,795	St. Paul Housing and Redevelopment Authority, Minnesota, FNMA Mortgage-Backed Securities Single	3/05 at 102.60	Aaa	1,856,784
	Family Mortgage Revenue Refunding Bonds, Middle Income Program Phase II, Series 1995, 6.800%,
	3/01/28

	Mississippi - 1.1%

9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy	10/04 at 101.00	BBB-	9,780,128
	Resources Inc. Project, Series 1998, 5.875%, 4/01/22

	Missouri - 1.6%

2,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,001,320
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
	FSA Insured

6,350	Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B, 5.250%, 9/01/17 -	9/12 at 100.00	AAA	6,805,168
	FGIC Insured

95	Missouri Housing Development Commission, GNMA Mortgage-Backed Securities Program	11/04 at 100.00	AAA	95,115
	Single Family Mortgage Revenue Bonds, Series 1988A, 8.300%, 5/01/19 (Alternative Minimum Tax)

3,740	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series	6/11 at 101.00	AAA	3,808,966
	2001A, 5.250%, 6/01/28 - AMBAC Insured

1,845	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,940,331
	2003, 5.250%, 5/15/18

	Montana - 0.8%

1,175	Montana Board of Housing, Single Family Mortgage Bonds, Series 1997A, 6.150%, 6/01/30 (Alternative	6/07 at 101.50	AA+	1,205,938
	Minimum Tax)

1,330	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/09 at 100.00	AA+	1,385,940
	(Alternative Minimum Tax)

4,795	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds, Subordinate	12/08 at 101.00	A2	4,855,944
	Series 1998B, 5.500%, 12/01/31 (Alternative Minimum Tax)

	Nebraska - 0.3%

2,710	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2000E, 5.850%,	9/10 at 100.00	AAA	2,813,630
	9/01/20 (Alternative Minimum Tax)

	Nevada - 2.5%

10,900	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19 -	6/12 at 100.00	AAA	11,950,651
	MBIA Insured

10,465	Nevada, General Obligation Bonds, Municipal Bond Bank Project No. 52, Series 1996A, 6.000%,	5/06 at 101.00	AAA	11,323,130
	5/15/21 (Pre-refunded to 5/15/06)

	New Hampshire - 1.2%

	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Revenue Remarketed Bonds,
	Countryside LP Project, Series 1994:
3,725	6.000%, 7/01/18 (Alternative Minimum Tax)	7/10 at 101.00	Aaa	3,920,935
6,945	6.100%, 7/01/24 (Alternative Minimum Tax)	7/10 at 101.00	Aaa	7,263,567

	New Jersey - 7.1%

3,635	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	3,810,861
	6.000%, 6/01/13 (Alternative Minimum Tax) - MBIA Insured

3,000	New Jersey Economic Development Authority, Transportation Sublease Revenue Bonds, Light Rail	5/09 at 100.00	AAA	3,303,480
	Transit System Projects, Series 1999A, 5.250%, 5/01/17 (Pre-refunded to 5/01/09) - FSA Insured

8,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1996B, 5.250%,	6/07 at 102.00	A+	9,359,787
	6/15/16

9,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	A+	9,916,647
	6/15/23

4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.500%,	No Opt. Call	AAA	5,076,855
	12/15/18 - FSA Insured

10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/20 - FSA Insured	7/13 at 100.00	AAA	10,449,600

14,560	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	12,765,917
	2002, 5.750%, 6/01/32

3,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/13 at 100.00	BBB	2,820,250
	2003, 6.750%, 6/01/39

	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Series 2000:
3,150	5.500%, 9/01/21 (Pre-refunded to 9/01/10) - FGIC Insured	9/10 at 100.00	Aaa	3,540,474
3,335	5.500%, 9/01/22 (Pre-refunded to 9/01/10) - FGIC Insured	9/10 at 100.00	Aaa	3,748,407

	New York - 17.0%

1,500	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding	No Opt. Call	A3	1,586,745
	Bonds, American REF-FUEL Company of Hempstead Project, Series 2001, 5.000%, 12/01/10
	(Mandatory put 6/01/10)

12,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.500%,	No Opt. Call	AAA	13,280,625
	11/15/26 - FSA Insured

5	New York City, New York, General Obligation Bonds, Fiscal Series 1987D, 8.500%, 8/01/08	8/04 at 100.00	A	5,163

12,500	New York City, New York, General Obligation Bonds, Fiscal Series 1997A, 7.000%, 8/01/05	No Opt. Call	A	13,146,125

6,300	New York City, New York, General Obligation Bonds, Fiscal Series 2000A, 6.250%, 5/15/26 -	5/10 at 101.00	AAA	7,242,606
	FSA Insured

	New York City, New York, General Obligation Bonds, Fiscal Series 1996F:
13,060	5.750%, 2/01/15 (Pre-refunded to 2/01/06)	2/06 at 101.50	A***	14,000,973
3,235	5.750%, 2/01/15	2/06 at 101.50	A	3,412,407

4,875	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/06 at 101.00	AAA	5,153,021
	Fiscal Series 1997A, 5.500%, 6/15/24 - MBIA Insured

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AA+	10,594,200
	Fiscal Series 2000A, 5.750%, 6/15/30

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 1996B:
7,270	5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured	6/06 at 101.00	AAA	7,859,088
13,380	5.750%, 6/15/26 - MBIA Insured	6/06 at 101.00	AAA	14,363,564

7,810	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/09 at 101.00	AA+***	8,889,264
	2000A, 5.750%, 8/15/24 (Pre-refunded to 8/15/09)

2,250	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AAA	2,534,220
	Facilities, Series 1999C, 5.500%, 7/01/29 (Pre-refunded to 7/01/09) - MBIA Insured

4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	11/04 at 100.00	AA-	4,084,400
	Facilities, Series 1990B, 6.000%, 5/15/17

1,500	Dormitory Authority of the State of New York, Revenue Bonds, St. Barnabas Hospital, Series 1997,	8/07 at 101.00	AAA	1,560,660
	5.450%, 8/01/35 - AMBAC Insured

2,070	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	7/08 at 101.00	AAA	2,261,889
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 - AMBAC Insured

5,500	Dormitory Authority of the State of New York, FHA Mortgage Hospital Revenue Bonds, Kaleida Health,	2/14 at 100.00	AAA	5,547,520
	Series 2004, 5.050%, 2/15/25

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 1996B:
1,930	5.375%, 2/15/26 (Pre-refunded to 2/15/06) - MBIA Insured	2/06 at 102.00	AAA	2,071,662
70	5.375%, 2/15/26 - MBIA Insured	2/06 at 102.00	AAA	71,535

17,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds,	7/09 at 101.00	AAA	19,147,440
	City University System, Series 1999-1, 5.500%, 7/01/29 (Pre-refunded to 7/01/09) - FSA Insured

3,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds,	1/08 at 102.00	AAA	3,325,050
	City University System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded to 1/01/08) - FSA Insured

	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,
	Series 1999:
1,580	6.375%, 7/01/13 - RAAI Insured	7/09 at 101.00	AA	1,760,878
9,235	6.125%, 7/01/21 - RAAI Insured	7/09 at 101.00	AA	10,061,717

3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	AAA	3,176,940
	Rochester Gas and Electric Corporation Project, Series 1998A, 5.950%, 9/01/33 (Alternative Minimum
	Tax) - MBIA Insured

	North Carolina - 0.2%

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1998A, 5.000%,	1/08 at 102.00	AAA	2,064,920
	1/01/20 - MBIA Insured

	North Dakota - 0.1%

800	North Dakota Housing Finance Agency, Home Mortgage Finance Program Refunding Bonds, Series 2000A,	7/10 at 100.00	Aa2	836,008
	6.500%, 1/01/31 (Alternative Minimum Tax)

	Ohio - 5.6%

7,500	Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.000%, 1/01/31 - FSA Insured	1/10 at 101.00	AAA	7,501,725

14,650	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program, Residential Mortgage Revenue	7/09 at 100.00	Aaa	15,077,634
	Bonds, Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)

15,200	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	14,179,472
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

14,100	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	14,181,921
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

	Oklahoma - 0.3%

3,400	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	6/09 at 100.00	B-	3,135,820
	2000B, 6.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Oregon - 1.0%

115	Oregon, Housing and Community Services Department, Mortgage Revenue Bonds, Single Family	1/10 at 100.00	Aa2	115,469
	Mortgage Program, Series 2000F, 6.250%, 7/01/28 (Alternative Minimum Tax)

9,150	Port of St. Helen's, Oregon, Pollution Control Revenue Bonds, Portland General Electric Company	No Opt. Call	BBB	9,066,918
	Project, Series 1985B, 4.800%, 6/01/10

	Pennsylvania - 4.2%

	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water
	Revenue Bonds, Series 1998:
3,125	0.000%, 5/15/22 - FSA Insured	No Opt. Call	AAA	1,253,688
3,125	0.000%, 5/15/23 - FSA Insured	No Opt. Call	AAA	1,173,625
3,135	0.000%, 5/15/24 - FSA Insured	No Opt. Call	AAA	1,102,611
3,155	0.000%, 5/15/26 - FSA Insured	No Opt. Call	AAA	967,197
4,145	0.000%, 11/15/26 - FSA Insured	No Opt. Call	AAA	1,236,661
2,800	0.000%, 5/15/28 - FSA Insured	No Opt. Call	AAA	755,608
3,000	0.000%, 11/15/28 - FSA Insured	No Opt. Call	AAA	787,590

4,355	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	4,688,114
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

2,565	Cumberland County Municipal Authority, Pennsylvania, First Mortgage Revenue Refunding Bonds,	11/04 at 102.00	BBB-***	2,653,852
	Carlisle Hospital and Health Services, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)

11,000	Delaware County Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East Issue,	11/08 at 102.00	AAA	11,174,900
	Series 1998A, 4.875%, 11/15/18 - AMBAC Insured

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue
	Bonds, Northampton Generating Project, Series 1994A:
2,100	6.400%, 1/01/09 (Alternative Minimum Tax)	1/05 at 101.00	BBB-	2,143,743
4,500	6.500%, 1/01/13 (Alternative Minimum Tax)	1/05 at 101.00	BBB-	4,549,680

800	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue Bonds,	1/05 at 101.00	N/R	796,136
	Northampton Generating Project, Series 1994C, 6.875%, 1/01/11 (Alternative Minimum Tax)

5,275	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	No Opt. Call	N/R	5,451,554
	Bonds, Northampton Generating Project, Series 1994B, 6.750%, 1/01/07 (Alternative Minimum Tax)

	Puerto Rico - 0.2%

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%,	7/10 at 101.00	AAA	1,405,487
	7/01/21 - MBIA Insured

	Rhode Island - 0.5%

2,000	Kent County Water Authority, Rhode Island, General Revenue Bonds, Series 2002A, 5.000%, 7/15/23 -	7/12 at 100.00	AAA	2,045,400
	MBIA Insured

	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Salve Regina
	University, Series 2002:
1,260	5.250%, 3/15/17 - RAAI Insured	3/12 at 101.00	AA	1,321,841
1,080	5.250%, 3/15/18 - RAAI Insured	3/12 at 101.00	AA	1,128,751

	South Carolina - 3.4%

22,855	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%,	No Opt. Call	AAA	5,124,548
	1/01/31 (WI, settling 8/12/04) - AMBAC Insured

6,925	South Carolina, General Obligation Bonds, Series 1999A, 4.000%, 10/01/14	10/09 at 101.00	AAA	6,991,895

21,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	19,167,750
	Bonds, Series 2001B, 6.000%, 5/15/22

	Tennessee - 1.8%

2,260	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and	1/09 at 101.00	AAA	2,347,462
	Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/23 - MBIA Insured

1,700	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%,	3/10 at 101.00	AAA	1,854,785
	3/01/24 (Alternative Minimum Tax) - AMBAC Insured

6,000	Metropolitan Government of Nashville and Davidson Counties, Tennessee, Revenue Refunding and	12/17 at 100.00	AAA	6,999,780
	Improvement Bonds, Meharry Medical College, Series 1996, 6.000%, 12/01/19 - AMBAC Insured

5,140	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-1, 6.375%, 7/01/25	7/10 at 101.00	AA	5,255,393
	(Alternative Minimum Tax)

	Texas - 5.4%

3,740	Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding Bonds, Series 1999, 5.625%,	11/09 at 100.00	AAA	4,125,407
	11/15/17 - AMBAC Insured

3,975	Bell County, Texas, Health Facilities Development Corporation Hospital Revenue Bonds, Scott and	2/10 at 101.00	AAA	4,435,544
	White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project, Series 2000A, 6.125%,
	8/15/23 - MBIA Insured

5,690	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Refunding	11/05 at 100.00	CCC	5,423,310
	Bonds, American Airlines Inc., Series 2000B, 6.050%, 5/01/29 (Alternative Minimum Tax) (Mandatory
	put 11/01/05)

425	Ft. Worth, Texas, Housing Finance Corporation, Home Mortgage Revenue Refunding Bonds,	10/04 at 100.00	Aa2	427,508
	Series 1991A, 8.500%, 10/01/11

1,000	Fort Worth, Texas, Water and Sewer Revenue Bonds, Series 1998, 5.250%, 2/15/15	2/08 at 100.00	AA	1,062,430

1,000	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building Bonds,	8/09 at 100.00	AAA	1,060,030
	Series 1999, 5.650%, 8/15/29

1,625	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus Health,	7/09 at 101.00	AAA	1,670,906
	Series 1999A, 5.375%, 7/01/24 - MBIA Insured

140	Hidalgo County Housing Finance Corporation, Texas, GNMA/FNMA Collateralized Single Family Mortgage	10/04 at 102.00	Aaa	140,890
	Revenue Bonds, Series 1994A, 6.750%, 10/01/15 (Alternative Minimum Tax)

4,000	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	4,011,200
	2/15/27 - AMBAC Insured

3,885	Houston Independent School District Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AAA	1,824,513
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 - AMBAC Insured

1,690	Webb County, Laredo, Texas, Combination Tax and Sewer System, Revenue Certificates of Obligation,	2/08 at 100.00	AAA	1,692,434
	Series 1998A, 4.500%, 2/15/18 - MBIA Insured

	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 1998:
4,930	0.000%, 8/15/20	8/06 at 46.47	AAA	2,061,627
3,705	0.000%, 8/15/22	8/06 at 41.33	AAA	1,373,258

585	Lubbock Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities Program, Single	6/07 at 102.00	AAA	589,803
	Family Mortgage Revenue Refunding Bonds, Series 1997A, 6.125%, 12/01/17

3,480	Pearland, Texas, General Obligation Bonds, Series 2002, 5.000%, 3/01/27 - FGIC Insured	3/12 at 100.00	AAA	3,490,510

6,290	San Antonio, Texas, Electric and Gas Systems Revenue Refunding Bonds, New Series 1998A,	2/09 at 100.00	AA+	6,178,541
	4.500%, 2/01/21

6,000	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	6,073,740
	Refunding Bonds, Series 2001, 5.125%, 2/01/26

4,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series 1999,	3/13 at 100.00	AAA	4,096,600
	5.000%, 3/01/22 - FSA Insured

	Utah - 4.5%

10,000	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	10,977,400
	7/01/19 - MBIA Insured

	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 1997:
12,500	5.250%, 8/15/21 - MBIA Insured	8/07 at 101.00	AAA	13,246,875
3,900	5.250%, 8/15/26 - MBIA Insured	8/07 at 101.00	AAA	3,938,025

4,165	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18	1/12 at 100.00	AA-	4,299,321
	(Alternative Minimum Tax)

45	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000B, 6.250%, 7/01/22	1/10 at 100.00	AA	45,177
	(Alternative Minimum Tax)

2,555	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1, 6.050%, 7/01/14	7/10 at 100.00	AA-	2,684,079
	(Alternative Minimum Tax)

2,910	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%,	7/10 at 100.00	Aa1	3,079,042
	1/01/15 (Alternative Minimum Tax)

685	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%,	7/10 at 100.00	AA	687,617
	1/01/27 (Alternative Minimum Tax)

1,065	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27	7/11 at 100.00	AA	1,079,111
	(Alternative Minimum Tax)

900	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19	1/11 at 100.00	Aa2	943,119
	(Alternative Minimum Tax)

	Vermont - 0.4%

3,955	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 1994-5, 7.000%, 11/01/27	11/04 at 102.00	A+	4,001,432
	(Alternative Minimum Tax)

	Virgin Islands - 0.8%

2,500	Virgin Islands Public Finance Authority, Refinery Revenue Bonds, Hovensa LLC, Series 2003, 6.125%,	1/14 at 100.00	BBB-	2,601,425
	7/01/22 (Alternative Minimum Tax)

4,700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 2003, 5.000%,	10/14 at 100.00	AA	4,635,751
	10/01/33 - RAAI Insured

	Virginia - 1.8%

16,000	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds,	10/04 at 100.00	AAA	16,100,480
	Series 1994A, 5.500%, 10/01/24 (Alternative Minimum Tax) (Pre-refunded to 10/01/04) - MBIA Insured

	Washington - 3.9%

12,235	Chelan County Public Utility District 1, Washington, Revenue Refunding Bonds, Columbia River-Rock	No Opt. Call	AAA	3,612,017
	Island Hydro-Electric System, Series 1997A, 0.000%, 6/01/26 - MBIA Insured

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2003A,	7/13 at 100.00	Aaa	5,436,550
	5.500%, 7/01/16

1,815	Grant County Public Utility District 2, Washington, Wanapum Hydro Electric Revenue Bonds,	1/06 at 102.00	AAA	1,910,505
	Master Lease Program, Series 1997A, 5.625%, 1/01/26 - MBIA Insured

2,295	Lake Washington School District No. 414, King County, Washington, General Obligation Bonds, Series	12/10 at 100.00	Aa1	2,504,947
	2000, 5.375%, 12/01/16

12,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2001D, 5.250%, 1/01/26	1/11 at 100.00	Aa1	12,264,840

5,000	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds, Kline Galland	7/09 at 101.00	AA	5,286,250
	Center Project, Series 1999, 6.000%, 7/01/29 - RAAI Insured

4,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series 1999,	12/09 at 101.00	AAA	4,763,610
	5.375%, 12/01/19 - MBIA Insured

	West Virginia - 0.5%

5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company	10/11 at 100.00	BBB	5,004,000
	Project, Series 2003L, 5.500%, 10/01/22

	Wisconsin - 2.1%

11,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/10 at 101.00	AA	12,668,240
	1999, 6.250%, 2/15/29 - RAAI Insured

7,490	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Millennium Housing Foundation	7/08 at 103.00	N/R	6,714,782
	Inc. Project, Series 1998, 6.100%, 1/01/28

$1,479,895	Total Long-Term Investments (cost $1,304,123,322) - 149.7%			1,373,852,663

	Short-Term Investments - 0.3%

2,300	Fulton County Residential Care Facilities Authority, Georgia, Revenue Refunding Bonds, Lenbrook		A-1+	2,300,000
	Square Foundation Inc., Variable Rate Demand Obligations, Series 1996, 1.150%, 1/01/18†

$2,300	Total Short-Term Investments (cost $2,300,000)			2,300,000

	Total Investments (cost $1,306,423,322) - 150.0%			1,376,152,663

	Other Assets Less Liabilities - 2.2%			20,060,059

	Preferred Shares, at Liquidation Value - (52.2)%			(479,000,000)

	Net Assets Applicable to Common Shares - 100%			$917,212,722

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $1,305,709,863.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 81,993,440
	Depreciation	(11,550,640)

	Net unrealized appreciation of investments	$ 70,442,800

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.